UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund:  BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 125.8%

New York — 125.5%
Corporate — 3.0%
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$930	$992,868
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	2,500	2,929,300
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	10,195	12,446,362

		16,368,530
County/City/Special District/School District — 17.8%
City of New York, GO, Sub-Series A-1, 5.00%, 08/01/33	2,100	2,332,575
City of New York, GO, Refunding, Series E, 5.50%, 08/01/25	5,435	6,249,217
City of New York, GO:
Series A-1, 5.00%, 08/01/35	1,950	2,099,175
Sub-Series D-1, 5.00%, 10/01/33	8,350	9,034,533
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	1,300	1,448,681
Refunding, Fiscal 2012, Series I, 5.00%, 08/01/32	490	537,809
Refunding, Fiscal 2014, Series E, 5.00%, 08/01/32	2,040	2,269,092
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B(a):
0.00%, 11/15/46	4,000	1,218,240
(AGM), 0.00%, 11/15/56	7,825	1,495,905
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	7,370	8,210,254
5.00%, 11/15/45	13,995	15,521,574
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	5,000	2,186,700
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/43(a)	4,330	1,527,711
(AMBAC), 5.00%, 01/01/39	1,750	1,773,450
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	1,000	1,028,340

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York Industrial Development Agency, RB, PILOT (continued):
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	$6,400	$6,416,256
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	2,250	2,256,030
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,650	9,704,426
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	335	389,163
5.00%, 09/01/36	300	347,709
5.00%, 09/01/37	335	387,980
5.00%, 09/01/38	515	595,088
5.00%, 09/01/39	410	473,042
County of Nassau New York, GO, Series A, 5.00%, 01/15/31	1,770	2,026,172
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
2nd Indenture, 5.00%, 02/15/45	2,150	2,419,717
5.00%, 02/15/37	610	693,491
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,791,585
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,150,620
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,325,830
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	1,090	1,136,805
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	3,725	4,006,424

		96,053,594
Education — 25.0%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	273,400
5.00%, 12/01/32	100	109,176
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	2,000	2,126,000

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	$525	$578,046
Manhattan College Project, 5.00%, 08/01/35	545	610,449
Manhattan College Project, 4.00%, 08/01/42	975	976,453
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	110,440
City of New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 07/01/37	2,265	2,523,504
American Museum of Natural History, Series A, 5.00%, 07/01/41	825	917,194
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,682,486
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,247,417
Museum of Modern Art, Series 1A, 5.00%, 10/01/18(b)	1,000	1,013,740
Wildlife Conservation Society, Series A, 5.00%, 08/01/42	750	822,675
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,740	6,012,363
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 05/01/31	2,305	2,507,125
5.25%, 05/01/32	1,000	1,083,760
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project:
5.00%, 05/01/28	750	871,898
Series A, 5.00%, 05/01/29	4,060	4,704,890

Security	Par (000)	Value
Education (continued)
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	$1,040	$1,125,634
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	1,180	1,339,465
4.00%, 07/01/46	2,235	2,286,629
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	815	902,172
5.00%, 07/01/43	2,940	3,242,614
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 07/01/21(b)	3,885	4,184,961
County of Monroe New York Industrial Development Corp., Refunding RB:
Nazareth College of Rochester Project, 4.00%, 10/01/47	350	338,692
University of Rochester Project, Series A, 5.00%, 07/01/23(b)	1,440	1,635,005
University of Rochester Project, Series A, 4.00%, 07/01/39	500	512,830
University of Rochester Project, Series C, 4.00%, 07/01/43	1,000	1,022,310
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,301,098
5.00%, 12/01/36	1,150	1,246,623
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	500	542,640
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(b):
5.25%, 01/01/21	860	930,735
5.50%, 01/01/21	500	544,345
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	675	714,562

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	$2,075	$2,271,710
Fordham University, Series A, 5.00%, 07/01/21(b)	325	352,966
Fordham University, Series A, 5.50%, 07/01/21(b)	1,550	1,706,953
General Purpose, Series A, 5.00%, 02/15/36	5,500	6,017,605
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	520	593,055
New School (AGM), 5.50%, 07/01/20(b)	4,050	4,351,279
New York University Mount Sinai School of Medicine, 5.13%, 07/01/19(b)	665	689,479
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	4,580	5,886,308
New York University, Series B, 5.00%, 07/01/19(b)	1,000	1,036,550
New York University, Series B, 5.00%, 07/01/37	600	659,448
New York University, Series B, 5.00%, 07/01/42	3,240	3,550,262
New York University, Series C, 5.00%, 07/01/18(b)	2,000	2,010,800
State University Dormitory Facilities, Series A, 5.00%, 07/01/35	800	847,232
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	2,035	2,145,846
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,500	1,615,245
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	1,000	1,101,460
Barnard College, Series A, 5.00%, 07/01/34	1,150	1,294,866
Barnard College, Series A, 4.00%, 07/01/37	240	246,617
Barnard College, Series A, 5.00%, 07/01/43	2,500	2,764,025
Cornell University, Series A, 5.00%, 07/01/40	700	740,565

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Fordham University, 5.00%, 07/01/44	$2,130	$2,339,102
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,514,674
New York University, Series A, 5.00%, 07/01/31	3,955	4,368,297
New York University, Series A, 5.00%, 07/01/37	4,775	5,248,107
Pratt Institute, 5.00%, 07/01/46	910	1,008,207
Rochester Institute of Technology, 5.00%, 07/01/42	750	813,780
St. John’s University, Series A, 5.00%, 07/01/37	2,240	2,482,592
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	4,195	4,746,139
State University Dormitory Facilities, Series A, 5.25%, 07/01/31	8,735	9,873,520
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	1,490	1,610,630
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	2,315	2,614,167
State University Dormitory Facilities, Series B, 5.00%, 07/01/32	500	565,045
State University Dormitory Facilities, Series B, 5.00%, 07/01/33	1,140	1,286,741
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	1,475	1,676,839
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,645	1,834,208

		134,905,650
Health — 8.9%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	2,200	2,298,560
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 04/01/34	490	526,005
5.50%, 04/01/30	250	268,370

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	$685	$692,110
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	800	793,936
5.00%, 12/01/46	1,280	1,394,471
Series A, 5.00%, 12/01/32	830	896,101
Series A, 5.00%, 12/01/37	350	374,941
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	5,650	6,155,788
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	625	681,975
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	1,907,406
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 03/15/19(b)	2,000	2,055,620
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	3,450	3,721,032
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	1,100	1,192,202
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 05/01/19(b)	2,075	2,148,663
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,036,060
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	300	310,818

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	$2,625	$2,973,075
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	4,000	4,344,960
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(b)	9,220	10,081,886
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	3,525	3,959,879

		47,813,858
Housing — 3.8%
City of New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	6,865	7,495,482
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	1,675	1,802,518
Series A-1-A, AMT, 5.00%, 11/01/30	750	750,000
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,335,000
Series H-2-A, AMT, 5.20%, 11/01/35	840	841,168
Series H-2-A, AMT, 5.35%, 05/01/41	600	601,668
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	1,230	1,265,608
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,445	2,451,210
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 02/01/20	210	210,447
6.25%, 02/01/31	1,125	1,126,170

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
State of New York HFA, RB, M/F Housing:
Affordable Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	$1,045	$1,065,806
St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	1,500	1,500,795

		20,445,872
State — 18.1%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Sub-Series B-1:
Series S-1 (AGC), 5.50%, 07/15/38	6,000	6,044,760
Series S-4 (AGC), 5.50%, 01/15/33	5,500	5,644,430
Series S-4 (AGC), 5.50%, 01/15/39	1,500	1,536,720
City of New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 07/15/35	2,205	2,519,124
Series S-2, 5.00%, 07/15/35	1,455	1,662,279
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	1,000	1,113,530
Fiscal 2014, 5.00%, 11/01/36	1,690	1,877,201
Fiscal 2016, 5.00%, 11/01/38	4,000	4,502,120
Series A-2, 5.00%, 08/01/39	2,555	2,913,901
Sub Series A-3, 5.00%, 08/01/41	5,495	6,248,090
5.00%, 11/01/35	2,510	2,793,856
Sub-Series F-1, 5.00%, 05/01/38	4,120	4,692,350
Sub-Series F-1, 5.00%, 05/01/39	5,130	5,834,041
City of New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,470	1,673,213
City of New York Transitional Finance Authority, BARB, Fiscal 2015, Series S-1, 5.00%, 07/15/37	2,000	2,220,640
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19(b)	1,500	1,572,390
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,889,289
New York City Transitional Finance Authority Building Aid Revenue, RB:
Series S-1, 5.00%, 07/15/37	2,160	2,423,477
Series S-3, 5.25%, 07/15/36	1,910	2,263,063

Security	Par (000)	Value
State (continued)
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	$3,835	$4,137,812
State of New York Dormitory Authority, RB:
Bid Group 4, Series A, 5.00%, 03/15/45	3,335	3,818,208
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,090,090
General Purpose, Series B, 5.00%, 03/15/42	7,500	8,120,925
Master BOCES Program Lease (AGC), 5.00%, 08/15/19(b)	1,750	1,821,523
Sales Tax, Series A, 5.00%, 03/15/37	2,695	3,084,832
Series A, 5.00%, 02/15/42	3,000	3,380,880
Series B, 5.00%, 03/15/37	2,000	2,258,400
State Personal Income Tax, Series A, 5.00%, 02/15/43	1,000	1,089,440
State of New York Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 02/15/38	4,630	5,256,115
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	2,000	2,218,160

		97,700,859
Tobacco — 2.4%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	425	459,263
Series A-2B, 5.00%, 06/01/51	800	830,664
Series B, 5.00%, 06/01/45	1,820	1,931,639
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	2,190	2,202,549
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,650	1,777,941
5.25%, 05/15/40	2,250	2,401,965

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tobacco (continued)
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	$3,420	$3,306,832

		12,910,853
Transportation — 31.0%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System:
5.00%, 01/01/42	1,440	1,611,590
5.00%, 01/01/47	105	117,094
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	3,973,305
Series A, 5.00%, 11/15/21(b)	1,000	1,101,200
Series A, 5.00%, 05/15/23(b)	1,000	1,133,290
Series A-1, 5.25%, 11/15/23(b)	2,565	2,966,294
Series A-1, 5.25%, 11/15/23(b)	2,840	3,284,318
Series C, 6.50%, 11/15/28	615	630,713
Series D, 5.25%, 11/15/21(b)	765	848,913
Series E, 5.00%, 11/15/38	7,785	8,565,368
Series E, 5.00%, 11/15/43	4,000	4,388,120
Series H, 5.00%, 11/15/22(b)	930	1,046,101
Series H, 5.00%, 11/15/31	760	836,882
Sub-Series A-1, 5.00%, 11/15/45	2,050	2,251,003
Sub-Series B, 5.00%, 11/15/23(b)	3,250	3,716,375
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, CAB, Series C-2, 0.00%, 11/15/39(a)	4,030	1,717,425
Green Bonds, Climate Bond Certified, Series B-1, 5.00%, 11/15/34	2,120	2,465,539
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	3,000	3,153,030
Green Bonds, Series A-1, 5.25%, 11/15/56	2,610	2,923,618
Green Bonds, Series A-1, 5.25%, 11/15/57	1,795	2,027,614
Series B, 5.00%, 11/15/37	2,120	2,384,512
Series D, 5.25%, 11/15/20(b)	1,000	1,082,550
Series D, 5.25%, 11/15/21(b)	2,685	2,979,518
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/51	480	509,160
5.00%, 11/15/56	5,655	6,078,446

Security	Par (000)	Value
Transportation (continued)
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	$3,500	$3,818,325
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	6,615	7,077,256
5.25%, 01/01/50	7,305	7,898,458
(AGM), 4.00%, 07/01/41	1,575	1,593,837
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	820	834,260
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,654,075
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,067,150
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,535,955
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,567,184
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,252,643
179th Series, 5.00%, 12/01/38	1,390	1,547,709
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	735	742,820
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	817,673
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,089,570
Consolidated, 195th Series, AMT, 5.00%, 04/01/36	1,500	1,669,650
Series G, JFK International Air Terminal (AGM), 5.75%, 12/01/25	3,500	3,674,650
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	2,110	2,338,998
5.25%, 01/01/56	2,940	3,297,798
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/37	4,750	5,131,948
General, Series I, 5.00%, 01/01/42	3,250	3,500,738

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
State of New York Thruway Authority, Refunding RB (continued):
General, Series J, 5.00%, 01/01/41	$6,275	$6,859,014
General, Series K, 5.00%, 01/01/29	2,225	2,527,845
General, Series K, 5.00%, 01/01/31	1,500	1,688,610
General, Series K, 5.00%, 01/01/32	3,500	3,933,300
Series L, 5.00%, 01/01/33	490	567,214
Series L, 5.00%, 01/01/34	840	965,555
Series L, 5.00%, 01/01/35	970	1,115,849
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,141,694
5.00%, 11/15/45	1,500	1,688,070
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	9,590	5,758,316
General, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	7,110	8,129,432
General, Series A, 5.00%, 11/15/38	1,000	1,095,330
General, Series A, 5.25%, 11/15/45	1,460	1,663,977
General, Series A, 5.00%, 11/15/50	4,500	4,947,120
General, Series C, 5.00%, 11/15/18(b)	1,235	1,256,921
General, Series C, 5.00%, 11/15/38	765	777,584
Sub-Series A, 5.00%, 11/15/29	875	968,730

		166,987,236
Utilities — 15.5%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Series DD:
Fiscal 2017, 5.25%, 06/15/47	2,455	2,841,417
5.00%, 06/15/32	1,320	1,325,108
5.00%, 06/15/32	2,430	2,439,404
City of New York Municipal Water Finance Authority, Refunding RB:
Series EE, 5.00%, 06/15/40	4,065	4,662,962
Water & Sewer System, 2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 06/15/31	1,500	1,593,210
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,062,140
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 06/15/43	1,000	1,072,370

Security	Par (000)	Value
Utilities (continued)
City of New York Municipal Water Finance Authority, Refunding RB (continued):
Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	$3,000	$3,351,390
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,185	1,298,618
Long Island Power Authority, RB, General, Electric Systems:
5.00%, 09/01/42	1,410	1,587,815
Series A (AGM), 5.00%, 05/01/21(b)	3,775	4,100,556
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.00%, 09/01/34	1,000	1,100,560
Electric System, Series B, 5.00%, 09/01/41	590	659,319
Electric System, Series B, 5.00%, 09/01/46	785	874,820
Electric Systems, Series A (AGC), 5.75%, 04/01/19(b)	1,015	1,051,347
General, Electric Systems, Series A (AGC), 6.00%, 05/01/19(b)	1,500	1,562,895
State of New York Environmental Facilities Corp., RB, Green Bonds, Series B:
5.00%, 03/15/45	5,145	5,738,733
Revolving Funds, 5.00%, 09/15/40	1,195	1,339,966
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/33	1,040	1,043,983
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	2,100	2,272,977
Series A, 5.00%, 06/15/40	4,275	4,810,529
Series A, 5.00%, 06/15/45	18,920	21,174,507
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,363,390

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$9,960	$11,119,145

		83,447,161

Total Municipal Bonds in New York Guam — 0.3%		676,633,613
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20(b)	1,380	1,478,077

Total Municipal Bonds — 125.8% (Cost — $652,915,799)		678,111,690
Municipal Bonds Transferred to Tender Option Bond Trusts(c)
New York — 38.9%
County/City/Special District/School District — 11.2%
City of New York, GO, Refunding Series E:
5.00%, 08/01/19(b)	309	320,550
5.00%, 08/01/27	755	784,260
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,500	3,963,925
City of New York, GO, Refunding, Series E, 5.00%, 08/01/29	2,000	2,320,340
City of New York, GO:
Sub-Series C-3 (AGC), 5.75%, 02/15/19(b)(d)	916	944,075
Sub-Series C-3 (AGC), 5.75%, 08/15/28(d)	13,484	13,899,877
Sub-Series I-1, 5.00%, 03/01/36	3,500	3,889,218
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(d)	9,739	10,630,742
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,000	19,610,136

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	$3,645	$3,975,832

		60,338,955
Education — 3.8%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,193,474
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A:
5.00%, 07/01/18(b)	6,498	6,527,398
5.25%, 07/01/19(b)	6,000	6,237,690
5.00%, 07/01/35	5,198	5,609,971

		20,568,533
State — 9.5%
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,454,629
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,995	9,086,877
4.00%, 10/15/32	8,000	8,631,680
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19(b)	7,850	8,116,900
State of New York Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 03/15/41	1,650	1,766,474
Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 02/15/33	6,297	6,359,102
Series A, 5.00%, 03/15/44	5,548	6,150,316
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	4,500	5,209,920

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	$1,001	$1,121,450

		50,897,348
Transportation — 7.5%
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	3,900	4,364,893
Consolidated, Series 169th, 5.00%, 10/15/25	7,990	8,613,826
Consolidated, Series 169th, 5.00%, 10/15/26	6,000	6,468,900
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	3,940	4,279,205
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	15,000	16,786,950

		40,513,774
Utilities — 6.9%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	942	944,955
5.75%, 06/15/40	3,151	3,159,977
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	9,900	10,671,276

Security	Par (000)	Value
Utilities (continued)
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (continued):
Fiscal 2012, Series BB, 5.00%, 06/15/44	$3,991	$4,318,418
Series FF-2, 5.50%, 06/15/40	2,760	2,870,722
New York State Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, Series 2016 A, 4.00%, 06/15/46	1,488	1,530,151
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	5,998	6,689,850
Restructuring, 5.00%, 12/15/36	3,498	3,984,595
Restructuring, Series B, 4.00%, 12/15/35	2,980	3,143,840

		37,313,784

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.9% (Cost — $204,972,045)		209,632,394

Total Long-Term Investments — 164.7% (Cost — $857,887,844)		887,744,084

	Shares
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(e)(f)	4,179,652	4,179,652

Total Short Term Securities — 0.8% (Cost — $4,179,652)		4,179,652

Total Investments — 165.5% (Cost — $862,067,496)		891,923,736
Other Assets Less Liabilities — 1.5%		8,245,748
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.1)%		(113,775,101)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.9)%		(247,349,636)

Net Assets Applicable to Common Shares — 100.0%		$539,044,747

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire between September 6, 2018 and February 15, 2019, is $12,778,278.
(e)	Annualized 7-day yield as of period end.

9

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

(f)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,960,481	219,171	4,179,652	$4,179,652	$41,857	$(516)	$(396)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	110	06/20/18	$13,159	$84,450
Long U.S. Treasury Bond	146	06/20/18	21,001	(22,663)
5-Year U.S. Treasury Note	57	06/29/18	6,470	31,819

				$93,606

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

10

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$887,744,084	$—	$887,744,084
Short-Term Securities	4,179,652	—	—	4,179,652

	$4,179,652	$887,744,084	$—	$891,923,736

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$116,269	$—	$—	$116,269
Liabilities:
Interest rate contracts	(22,663)	—	—	(22,663)

	$93,606	$—	$—	$93,606

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(113,374,080)	$—	$(113,374,080)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(361,074,080)	$—	$(361,074,080)

During the period ended April 30, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 18, 2018